Segment Information - Net Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	$ 13,269	$ 17,286	$ 16,128
Switzerland
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	3,944	5,755	4,569
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	147	158	153
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	34	54	47
USA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	1,668	2,279	1,981
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	6,808	8,138	8,604
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	657	890	758
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenues	$ 11	$ 12	$ 16